Other Investments (Details) - Schedule of Equity Investments Designated - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	$ 983	$ 2,454
Equity investments designated as FVTPL
Equity investments designated as FVTPL	14,557	15,314
Total	15,540	17,768
Public companies [Member]
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	918	2,383
Equity investments designated as FVTPL
Equity investments designated as FVTPL	11,396	11,533
Private companies [Member]
Equity investments designated as FVTOCI
Equity investments designated as FVTOCI	65	71
Equity investments designated as FVTPL
Equity investments designated as FVTPL	$ 3,161	$ 3,781